Lease Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
12.	Lease Commitments

The Company leases its USA facilities under operating leases beginning a) January 2013 on a month to month basis and b) April 2012 through March 2017. Additionally, the Company leases its Europe facility on a three year lease beginning January 2012 through January 2015. The Company also has three equipment operating leases with terms of three to five years. Future required minimum principal repayments over the next five years are as follows:

Year ending December 31:	Future required minimum lease payments
2013	$208,057
2014	$260,376
2015	$173,500
2016	$167,628
2017	$41,907

Rent expense totals $ 108,446 for the three months ended and $ 325,980 for the nine months ended September 30, 2013, compared to $ 113,778 for the three months ended and $ 300,754 for the nine months ended September 30, 2012.

12. Lease Commitments
The Company leases its USA facilities under operating leases beginning a) February 2005 and extended through December 2012 and b) April 2012 through March 2017. Additionally, the Company leases its Europe facility on a three-year lease beginning January 2012 through January 2015. The Company also has three equipment operating leases with terms of three to five years. Future minimum rental payments are as follows for the year ending December 31, 2012:

Year ending	Future minimum rental payments
2012 (payment in arrears)	$61,552
2013	$283,570
2014	$258,771
2015	$173,395
2016	$167,628
2017	$41,907
2018 & Thereafter	$-

Rent expense totals $413,401 for the twelve months ended December 2012 and $222,137 for 2011.